Segment Analysis - Summary of Analysis of Revenue by Geographical Market (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenue	£ 7,355	£ 6,895	£ 5,971
Geographical market [member]
Disclosure of geographical areas [line items]
Revenue	7,355	6,895	5,971
Geographical market [member] | North America [member]
Disclosure of geographical areas [line items]
Revenue	4,081	3,778	3,215
Geographical market [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue	522	504	461
Geographical market [member] | Netherlands [member]
Disclosure of geographical areas [line items]
Revenue	92	118	117
Geographical market [member] | Rest of Europe [member]
Disclosure of geographical areas [line items]
Revenue	1,081	1,091	958
Geographical market [member] | Rest of world [member]
Disclosure of geographical areas [line items]
Revenue	£ 1,579	£ 1,404	£ 1,220